Other Operating Income and Gains (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Operating Income and Gains
2018		2017		2016
	RMB million		RMB million		RMB million
Co-operation routes income (note (a))	4,536		3,884		3,196
Routes subsidy income (note (b))	441		295		400
Other subsidy income (note (c))	453		762		935
Gain on disposal of items of property, plant and equipment	290		69		158
Gain on disposal of prepayments for land use rights	210		5		3
Gain on disposal of available-for-sale investments	—		4		95
Dividend income from available-for-sale investments	—		33		28
Gain on disposal of an associate	5		12		12
Dividend income from financial asset at fair value through profit or loss	6		—		—
Dividend income from equity investments designated at fair value through other comprehensive income	23		—		—
Compensation from ticket sales agents	348		271		228
Gain on disposal of a subsidiary	—		1,754		—
Others (note (e))	280		392		414

	6,592		7,481		5,469

Notes:

(a)

Co-operation routes income represents subsidies granted by various local authorities and other parties, with which the Group developed certain routes to support the development of local economy. The amounts granted are calculated based on the negotiated agreements entered into by all parties.

(b)	Routes subsidy income represents subsidies granted by various authorities to support certain international and domestic routes operated by the Group.

(c)	Other subsidy income represents subsidies granted by various local authorities based on certain amounts of tax paid and other government grants.

(d)	There are no unfulfilled conditions or other contingencies related to subsidies that were recognized for the years ended December 31, 2018, 2017 and 2016.

(e)	Others mainly represent compensation from transfer of the pilots.